Deferred Income Taxes - Schedule of Change in Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deferred tax assets beginning balance	$ 7,606	$ 11,957
Credited (charged) to statement of (loss) income	1,993	(4,351)
Deferred tax assets Ending balance	9,599	7,606
Deferred tax liabilities:
Deferred tax liabilities beginning balance	(12,431)	(16,944)
Credited (charged) to statement of income (loss)	912	4,242
Charged to statements of other comprehensive (loss) income		271
Deferred tax liabilities Ending balance	(11,519)	(12,431)
Tax losses/other credits [member]
Deferred tax assets
Deferred tax assets beginning balance	5,124	7,413
Credited (charged) to statement of (loss) income	1,053	(2,289)
Deferred tax assets Ending balance	6,177	5,124
LT Debt/Interest [member]
Deferred tax assets
Deferred tax assets beginning balance	2,222	3,190
Credited (charged) to statement of (loss) income	524	(968)
Deferred tax assets Ending balance	2,746	2,222
Inventory [member]
Deferred tax assets
Deferred tax assets beginning balance	374	518
Credited (charged) to statement of (loss) income	133	(144)
Deferred tax assets Ending balance	507	374
Intangibles [member]
Deferred tax assets
Deferred tax assets beginning balance		399
Credited (charged) to statement of (loss) income		(399)
Other [member]
Deferred tax assets
Deferred tax assets beginning balance	(114)	437
Credited (charged) to statement of (loss) income	283	(551)
Deferred tax assets Ending balance	169	(114)
Accelerated tax depreciation [member]
Deferred tax liabilities:
Deferred tax liabilities beginning balance	(9,026)	(15,205)
Credited (charged) to statement of income (loss)	567	6,179
Deferred tax liabilities Ending balance	(8,459)	(9,026)
Biological asset [member]
Deferred tax liabilities:
Deferred tax liabilities beginning balance	(460)	(674)
Credited (charged) to statement of income (loss)	175	214
Deferred tax liabilities Ending balance	(285)	(460)
Revaluation surplus [member]
Deferred tax liabilities:
Deferred tax liabilities beginning balance	(794)	(1,065)
Charged to statements of other comprehensive (loss) income		271
Deferred tax liabilities Ending balance	(794)	(794)
Joint venture shares [member]
Deferred tax liabilities:
Deferred tax liabilities beginning balance	(2,151)
Credited (charged) to statement of income (loss)	170	(2,151)
Deferred tax liabilities Ending balance	$ (1,981)	$ (2,151)